Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 1
Issues
Maturity
Date
Principal
Amount Value
BONDS – 66.42%
ASSET-BACKED SECURITIES — 7.01%**
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.02% 01/20/28
1,2,3
$ 1,294,782 $ 1,292,283
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3
(LIBOR USD 1-Month plus 0.53%)
0.68% 02/25/36
2
153,906 154,126
Countrywide Asset-Backed Certificates Trust,
Series 2005-3, Class MV5
(LIBOR USD 1-Month plus 1.00%)
1.15% 08/25/35
2
453,572 454,208
Countrywide Asset-Backed Certificates Trust,
Series 2005-4, Class MV5
(LIBOR USD 1-Month plus 1.00%)
1.15% 10/25/35
2
800,000 785,646
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
0.86% 04/25/35
2
751,638 748,363
Encore Credit Receivables Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.90%)
1.05% 10/25/35
2
1,250,000 1,231,361
FFMLT Trust,
Series 2005-FF8, Class M2
(LIBOR USD 1-Month plus 0.78%)
0.93% 09/25/35
2
1,250,000 1,247,677
First Franklin Mortgage Loan Trust,
Series 2005-FF9, Class A1
(LIBOR USD 1-Month plus 0.58%)
0.73% 10/25/35
2
1,541,449 1,542,688
GSAMP Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.32%)
0.47% 05/25/46
2
1,197,092 1,190,973
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.26% 05/25/34
1,2
337,131 338,364
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
1.29% 05/15/28
1,2,3
563,743 562,179
MASTR Asset-Backed Securities Trust,
Series 2005-OPT1, Class M3
(LIBOR USD 1-Month plus 0.69%)
0.84% 03/25/35
2
842,285 842,769
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-WMC3, Class M4
(LIBOR USD 1-Month plus 0.93%)
1.08% 03/25/35
2
599,626 600,569
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.75% 10/27/36
1,2
$ 331,594 $ 328,180
Option One Mortgage Loan Trust Asset-Backed Certificates
2005-5,
Series 2005-5, Class M1
(LIBOR USD 1-Month plus 0.59%)
0.73% 12/25/35
2
1,291,794 1,297,495
Palmer Square Loan Funding Ltd.,
Series 2020-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.02% 02/20/28
1,2,3
1,099,856 1,097,651
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WHQ3, Class M4
(LIBOR USD 1-Month plus 0.95%)
1.09% 06/25/35
2
548,000 550,545
PFS Financing Corp.,
Series 2018-B, Class A
2.89% 02/15/23
1
300,000 300,635
Progress Residential Trust,
Series 2018-SFR3, Class A
3.88% 10/17/35
1
1,996,576 2,036,932
SLM Student Loan Trust,
Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
0.69% 12/15/27
1,2
408,719 408,731
SLM Student Loan Trust,
Series 2003-14, Class A6
(LIBOR USD 3-Month plus 0.30%)
0.51% 07/25/25
2
199,562 198,958
SLM Student Loan Trust,
Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
0.76% 01/25/28
2
110,689 110,724
SLM Student Loan Trust,
Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
0.59% 10/25/24
2
94,270 94,256
SLM Student Loan Trust,
Series 2007-8, Class A4
(LIBOR USD 3-Month plus 0.47%)
0.68% 01/26/26
2
123,035 122,579
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.70% 06/25/43
2
121,644 120,205
Soundview Home Loan Trust,
Series 2006-OPT3, Class 2A3
(LIBOR USD 1-Month plus 0.17%)
0.32% 06/25/36
2
550,105 546,133
Total Asset-Backed Securities
(Cost $18,065,546) 18,204,230

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
2 / December 2020
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS — 0.48%*
Health Care — 0.48%
HCA, Inc.,
Term Loan B12, 1st Lien
(LIBOR plus 1.75%)
1.90% 03/13/25
2
$ 1,246,843 $ 1,248,290
Total Bank Loans
(Cost $1,249,960)
CORPORATES — 20.65%*
Banking — 5.75%
Bank of America Corp.
2.88% 04/24/23
4
3,600,000 3,715,615
HSBC Holdings PLC
(United Kingdom)
3.95% 05/18/24
3,4
1,000,000 1,079,037
(LIBOR USD 3-Month plus 1.00%)
1.22% 05/18/24
2,3
795,000 800,649
JPMorgan Chase & Co.
3.21% 04/01/23
4
2,400,000 2,487,608
(LIBOR USD 3-Month plus 1.00%)
1.24% 01/15/23
2
200,000 201,883
Lloyds Banking Group PLC
(United Kingdom)
2.91% 11/07/23
3,4
1,345,000 1,403,219
Morgan Stanley
(GMTN)
3.13% 01/23/23 2,350,000 2,481,941
Santander UK Group Holdings PLC
(United Kingdom)
3.13% 01/08/21
3
500,000 500,113
3.57% 01/10/23
3
750,000 772,924
Wells Fargo & Co.
(MTN)
3.75% 01/24/24 805,000 879,066
Wells Fargo Bank N.A.
(BKNT)
2.08% 09/09/22
4
600,000 607,143
14,929,198
Communications — 1.25%
Qwest Corp.
7.25% 09/15/25 400,000 473,000
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
600,000 635,100
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
1
1,132,500 1,143,825
4.74% 03/20/25
1
710,000 771,212
5.15% 03/20/28
1
200,000 232,000
3,255,137
Consumer Discretionary — 0.50%
Pernod Ricard SA
(France)
4.25% 07/15/22
1,3
600,000 633,666
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Reynolds American, Inc.
4.85% 09/15/23 $ 600,000 $ 670,888
1,304,554
Electric — 1.09%
Alliant Energy Finance LLC
3.75% 06/15/23
1
725,000 777,313
Dominion Energy, Inc.,
Series B
2.75% 09/15/22 350,000 362,419
Duquesne Light Holdings, Inc.
5.90% 12/01/21
1
450,000 469,368
Evergy , Inc.
4.85% 06/01/21 325,000 327,231
NextEra Energy Capital Holdings, Inc.
2.40% 09/01/21 250,000 253,471
(LIBOR USD 3-Month plus 0.55%)
0.77% 08/28/21
2
250,000 250,084
PNM Resources, Inc.
3.25% 03/09/21 400,000 401,587
2,841,473
Energy — 0.84%
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,000,000 1,123,968
Sunoco Logistics Partners Operations LP
5.95% 12/01/25 900,000 1,057,205
2,181,173
Finance — 4.47%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
(Ireland)
3.95% 02/01/22
3
600,000 617,141
4.45% 12/16/21
3
100,000 103,001
Air Lease Corp.
2.25% 01/15/23 600,000 616,460
3.50% 01/15/22 200,000 205,853
Citigroup, Inc.
3.14% 01/24/23
4
2,450,000 2,520,444
(LIBOR USD 3-Month plus 0.95%)
1.16% 07/24/23
2
308,000 310,875
Daimler Finance North America LLC
2.20% 10/30/21
1
65,000 65,917
(LIBOR USD 3-Month plus 0.90%)
1.12% 02/15/22
1,2
290,000 292,231
Ford Motor Credit Co. LLC
3.20% 01/15/21 250,000 250,437
3.81% 10/12/21 1,150,000 1,165,094
(LIBOR USD 3-Month plus 0.81%)
1.05% 04/05/21
2
480,000 479,984
General Motors Financial Co., Inc.
4.38% 09/25/21 545,000 559,797
Goldman Sachs Group, Inc. (The)
2.88% 10/31/22
4
2,450,000 2,498,931
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,4
500,000 519,559

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 3
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
3.77% 03/08/24
1,3,4
$ 680,000 $ 723,891
Park Aerospace Holdings Ltd.
(Cayman Islands)
3.63% 03/15/21
1,3
100,000 100,284
4.50% 03/15/23
1,3
100,000 104,845
5.25% 08/15/22
1,3
445,000 467,204
11,601,948
Food — 0.40%
Kraft Heinz Foods Co.
4.00% 06/15/23 600,000 643,660
Smithfield Foods, Inc.
3.35% 02/01/22
1
400,000 407,005
1,050,665
Health Care — 2.99%
AbbVie, Inc.
3.20% 11/06/22 600,000 628,120
3.25% 10/01/22 200,000 208,489
Anthem, Inc.
3.70% 08/15/21 500,000 506,110
Bausch Health Cos., Inc.
(Canada)
7.00% 03/15/24
1,3
280,000 288,330
Bayer U.S. Finance II LLC
2.20% 07/15/22
1
600,000 611,684
3.88% 12/15/23
1
1,140,000 1,243,014
Becton Dickinson and Co.
3.30% 03/01/23 600,000 631,812
CVS Health Corp.
3.50% 07/20/22 600,000 626,491
Dignity Health
3.13% 11/01/22 150,000 155,256
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
200,000 210,667
Fresenius U.S. Finance II, Inc.
4.50% 01/15/23
1
585,000 618,481
Gilead Sciences, Inc.
(LIBOR USD 3-Month plus 0.52%)
0.77% 09/29/23
2
655,000 656,882
Humana, Inc.
3.15% 12/01/22 600,000 626,903
Shire Acquisitions Investments Ireland DAC
(Ireland)
2.40% 09/23/21
3
82,000 83,080
Viatris , Inc.
1.13% 06/22/22
1
550,000 555,217
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
0.99% 03/19/21
2
106,000 106,002
7,756,538
Industrials — 0.60%
BAE Systems PLC
(United Kingdom)
4.75% 10/11/21
1,3
250,000 258,229
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Bemis Co., Inc.
4.50% 10/15/21 $ 385,000 $ 393,375
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.60% 05/05/26
2
150,000 144,370
General Electric Co.,
Series NOTZ (MTN)
(LIBOR USD 3-Month plus 1.00%)
1.24% 04/15/23
2
750,000 753,505
1,549,479
Information Technology — 0.49%
Broadcom, Inc.
3.13% 10/15/22 600,000 628,163
NXP BV/NXP Funding LLC
(Netherlands)
3.88% 09/01/22
1,3
600,000 632,514
1,260,677
Insurance — 0.19%
Nationwide Mutual Insurance Co.
2.51% 12/15/24
1,4
500,000 499,914
Materials — 0.14%
Nutrition & Biosciences, Inc.
0.70% 09/15/22
1
375,000 376,252
Real Estate Investment Trust (REIT) — 0.97%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 600,000 637,349
Boston Properties LP
3.85% 02/01/23 600,000 638,927
4.13% 05/15/21 500,000 502,108
Highwoods Realty LP
3.20% 06/15/21 131,000 131,513
SL Green Operating Partnership LP
3.25% 10/15/22 600,000 619,222
2,529,119
Retail — 0.24%
Alimentation Couche-Tard, Inc.
(Canada)
2.70% 07/26/22
1,3
600,000 620,511
Services — 0.36%
IHS Markit Ltd.
(Bermuda)
5.00% 11/01/22
1,3
880,000 942,308
Transportation — 0.37%
Aviation Capital Group LLC
(LIBOR USD 3-Month plus 0.95%)
1.18% 06/01/21
1,2
250,000 248,473
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 259,388 262,629

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
4 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72% 01/02/23 $ 147,941 $ 152,923
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 292,947 283,935
947,960
Total Corporates
(Cost $53,419,203) 53,646,906
MORTGAGE-BACKED — 29.67%**
Non-Agency Commercial Mortgage-Backed — 2.69%
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2017-C1, Class A2
3.19% 02/15/50 129,539 132,335
BX Commercial Mortgage Trust,
Series 2018-IND, Class A
(LIBOR USD 1-Month plus 0.75%)
0.91% 11/15/35
1,2
78,889 79,043
BX Commercial Mortgage Trust,
Series 2020-BXLP, Class A
(LIBOR USD 1-Month plus 0.80%)
0.96% 12/15/36
1,2
249,771 250,436
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB
3.09% 05/10/58 450,000 478,409
Commercial Mortgage Trust,
Series 2013-CR9, Class ASB
3.83% 07/10/45 322,305 335,529
Commercial Mortgage Trust,
Series 2013-LC6, Class XA (IO)
1.32% 01/10/46
4
2,702,130 54,852
CSAIL Commercial Mortgage Trust,
Series 2017-CX9, Class A2
3.05% 09/15/50 950,000 981,261
DBRR Trust,
Series 2011-LC2, Class A4A
4.54% 07/12/44
1,4
1,685,404 1,691,291
Irvine Core Office Trust,
Series 2013-IRV, Class A1
2.07% 05/15/48
1
531,896 539,380
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C4, Class A4
4.39% 07/15/46
1
272,166 274,191
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3
4.17% 08/15/46 385,836 390,636
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class ASB
3.14% 05/15/45 259,954 265,040
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XA (IO)
0.59% 10/15/46
4
2,797,647 36,475
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class A3
3.77% 04/15/47 $ 93,809 $ 101,188
Morgan Stanley Capital I Trust,
Series 2011-C3, Class A4
4.12% 07/15/49 269,502 270,746
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA (IO)
2.06% 05/10/45
1,4
2,162,542 35,110
UBS Commercial Mortgage Trust,
Series 2018-C11, Class A1
3.21% 06/15/51 31,056 31,410
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class XA (IO)
0.94% 03/10/46
1,4
3,747,236 54,496
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A2
2.60% 06/15/49 533,904 536,903
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A2
2.50% 11/15/59 210,000 211,737
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A2
2.50% 10/15/49 171,140 173,341
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA (IO)
1.67% 11/15/44
1,4
6,878,829 40,345
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
1.88% 11/15/45
1,4
1,432,198 36,920
7,001,074
Non-Agency Mortgage-Backed — 5.95%
Aames Mortgage Investment Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.56%)
0.71% 04/25/36
2
343,129 340,645
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 02/25/21)
7.40% 06/25/32 17,622 17,926
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
3.55% 05/25/35
4
50,601 50,262
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 01/25/21)
2.86% 07/25/59
1
288,035 298,804
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 56,293 58,803
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 2,856 2,933
Bear Stearns ALT-A Trust,
Series 2005-2, Class 1M1
(LIBOR USD 1-Month plus 0.75%)
0.90% 03/25/35

560,764 562,109

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 5
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Carrington Mortgage Loan Trust,
Series 2005-NC4, Class M2
(LIBOR USD 1-Month plus 0.75%)
0.90% 09/25/35
2
$ 487,170 $ 490,199
Centex Home Equity Loan Trust,
Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
0.40% 06/25/36
2
120,752 120,016
Citigroup Mortgage Loan Trust,
Series 2007-AMC4, Class A2D
(LIBOR USD 1-Month plus 0.27%)
0.42% 05/25/37
2
500,000 469,778
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.48% 02/25/34
4
13,290 13,206
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M2
(LIBOR USD 1-Month plus 0.29%)
0.44% 11/25/36
2
800,000 774,413
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR31, Class 4A2
2.52% 11/25/32
4
19,523 19,400
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB4, Class M4
(LIBOR USD 1-Month plus 0.90%)
1.05% 07/25/35
2
1,000,000 987,969
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
0.89% 07/19/44
2
115,525 109,012
GE Mortgage Services LLC,
Series 1998-HE1, Class A7
6.47% 06/25/28 2 2
GSAA Home Equity Trust,
Series 2005-MTR1, Class A4
(LIBOR USD 1-Month plus 0.74%)
0.89% 10/25/35
2
906,397 906,197
HomeBanc Mortgage Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.54%)
0.69% 10/25/35
2
686,879 690,884
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.36%)
0.51% 12/25/35
2
292,746 288,502
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
0.93% 12/25/34
2
353,453 294,798
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
3.09% 10/25/34
4
108,193 106,620
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M1
(LIBOR USD 1-Month plus 0.22%)
0.37% 07/25/36
2
318,348 318,251
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC2, Class A5
(LIBOR USD 1-Month plus 0.25%)
0.40% 07/25/36
2
$ 313,499 $ 306,342
JPMorgan Mortgage Trust,
Series 2005-A2, Class 9A1
3.68% 04/25/35
4
130,410 130,511
Long Beach Mortgage Loan Trust,
Series 2005-WL1, Class M3
(LIBOR USD 1-Month plus 0.90%)
1.05% 06/25/35
2
718,370 718,553
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
2.95% 10/25/34
4
137,637 137,637
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
4.13% 06/25/34
4
5,741 5,964
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.69% 10/25/32
4
28,238 28,630
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A
(LIBOR USD 12-Month plus 1.63%)
1.96% 12/25/32
2
151,171 147,404
MortgageIT Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
0.79% 02/25/35
2
902,896 919,235
Nomura Resecuritization Trust,
Series 2014-8R, Class 2A1
3.00% 09/26/35
1,4
579,255 579,255
Nomura Resecuritization Trust,
Series 2015-9R, Class 2A1 (STEP-reset date 02/25/21)
3.00% 05/25/36
1
812,777 812,777
Option One Mortgage Loan Trust Asset-Backed Certificates
2005-4,
Series 2005-4, Class M1
(LIBOR USD 1-Month plus 0.66%)
0.81% 11/25/35
2
539,859 540,606
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 34,570 11
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.50%)
0.64% 04/25/36
2
780,000 764,734
Residential Asset Securities Corp.,
Series 2006-KS7, Class A4
(LIBOR USD 1-Month plus 0.24%)
0.39% 09/25/36
2
961,150 955,347
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.12% 12/25/34
4
63,592 63,274

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
6 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Soundview Home Loan Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.60%)
0.75% 02/25/36
2
$ 680,693 $ 681,247
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
(LIBOR USD 1-Month plus 0.72%)
0.87% 09/25/35
2
470,873 469,353
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.28% 07/25/36
1,2
422,182 399,650
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A1
(LIBOR USD 1-Month plus 0.18%)
0.33% 04/25/36
2
718,665 677,818
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
1,5,6
1,452,387 20,929
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
2.01% 06/25/42
2
18,439 17,844
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
3.10% 06/25/33
4
45,974 46,939
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
0.65% 06/25/35
2
129,977 105,747
15,450,536
U.S. Agency Commercial Mortgage-Backed — 6.01%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A2
2.72% 07/15/49 1,112,337 1,120,145
Citigroup Commercial Mortgage Trust,
Series 2016-C2, Class A2
1.85% 08/10/49 407,000 409,284
Citigroup Commercial Mortgage Trust,
Series 2016-P5, Class A2
2.40% 10/10/49 760,000 766,951
Commercial Mortgage Trust,
Series 2015-CR22, Class A2
2.86% 03/10/48 1,640,067 1,646,310
CSMC Trust,
Series 2017-LSTK, Class A
2.76% 04/05/33
1
310,000 309,527
DBWF Mortgage Trust,
Series 2018-AMXP, Class A
3.75% 05/05/35
1,4
1,500,000 1,529,049
Fannie Mae-Aces,
Series 2012-M4, Class X1 (IO)
0.43% 04/25/22
4
3,401,238 7,034
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces,
Series 2016-M11, Class AL
2.94% 07/25/39 $ 223,358 $ 231,574
Fannie Mae-Aces,
Series 2018-M1, Class A1
2.98% 12/25/27
4
377,223 405,095
Fannie Mae-Aces,
Series 2020-M10, Class X1 (IO)
1.80% 12/25/30
4
204,823 27,446
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K021, Class X1 (IO)
1.40% 06/25/22
4
9,012,334 147,108
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF22, Class A
(LIBOR USD 1-Month plus 0.50%)
0.65% 07/25/23
2
596,834 598,619
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ24, Class A1
2.28% 05/25/26 463,814 488,253
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ26, Class A1
2.14% 07/25/25 1,052,432 1,094,018
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ28, Class A1
1.77% 02/25/25 236,950 243,466
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ29, Class A1
0.74% 01/25/26 912,794 919,822
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KS07, Class X (IO)
0.65% 09/25/25
4
3,485,897 94,428
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series Q004, Class A2H
2.78% 01/25/46
4
121,384 121,409
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
1.35% 05/25/44
2
189,416 189,568
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series Q010, Class APT1
2.78% 04/25/46
4
306,096 315,457
Ginnie Mae,
Series 2007-12, Class C
5.28% 04/16/41
4
167,996 169,667
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
4
185,386 188,331
Ginnie Mae,
Series 2010-159, Class D
4.29% 09/16/44
4
476,321 490,521
Ginnie Mae,
Series 2011-165, Class IO (IO)
0.15% 10/16/51

6,709,190 13,430

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 7
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2011-58, Class C
3.62% 08/16/51
4
$ 979,760 $ 1,020,329
Ginnie Mae,
Series 2011-92, Class C
3.78% 04/16/52
4
1,334,340 1,393,392
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.55% 01/16/53
4
2,645,992 56,567
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A3
3.66% 03/15/47 1,596,782 1,624,537
15,621,337
U.S. Agency Mortgage-Backed — 15.02%
Fannie Mae Pool 254548
5.50% 12/01/32 85,952 99,896
Fannie Mae Pool 468764
4.16% 07/01/21 630,000 630,000
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.51%)
1.95% 11/01/32
2
13,093 13,066
Fannie Mae Pool 555424
5.50% 05/01/33 56,462 65,093
Fannie Mae Pool 567002
8.00% 05/01/23 6,866 7,177
Fannie Mae Pool 655133
7.00% 08/01/32 6,284 6,667
Fannie Mae Pool 655151
7.00% 08/01/32 12,062 12,962
Fannie Mae Pool 762525
6.50% 11/01/33 19,653 22,245
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
3.31% 04/01/34
2
80,092 81,832
Fannie Mae Pool AD0538
6.00% 05/01/24 21,159 22,244
Fannie Mae Pool AE0443
6.50% 10/01/39 62,973 73,727
Fannie Mae Pool AL0851
6.00% 10/01/40 58,052 68,475
Fannie Mae Pool AM4580
3.43% 10/01/23 476,919 508,905
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
10.70% 05/25/23
2
355 388
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50% 09/25/31
2
1,120 1,267
Fannie Mae REMICS,
Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
1.10% 10/25/31
2
83,132 84,850
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2002-30, Class FB
(LIBOR USD 1-Month plus 1.00%)
1.15% 08/25/31
2
$ 92,979 $ 94,825
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
12,602 15,162
Fannie Mae REMICS,
Series 2004-60, Class FW
(LIBOR USD 1-Month plus 0.45%)
0.60% 04/25/34
2
294,662 296,690
Fannie Mae REMICS,
Series 2004-96, Class MT
(-17.50 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)
7.00% 12/25/34
2
10,049 11,672
Fannie Mae REMICS,
Series 2005-73, Class DF
(LIBOR USD 1-Month plus 0.25%)
0.40% 08/25/35
2
153,185 153,313
Fannie Mae REMICS,
Series 2007-68, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
6.55% 07/25/37
2
81,696 19,418
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
0.55% 10/25/40
2
58,938 59,388
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
6.08% 11/25/36
2
315,101 72,011
Fannie Mae REMICS,
Series 2010-95, Class FB
(LIBOR USD 1-Month plus 0.40%)
0.55% 09/25/40
2
84,073 84,608
Fannie Mae REMICS,
Series 2011-47, Class GF
(LIBOR USD 1-Month plus 0.57%)
0.72% 06/25/41
2
1,104,504 1,118,139
Fannie Mae REMICS,
Series 2012-19, Class FP
(LIBOR USD 1-Month plus 0.50%)
0.65% 12/25/39
2
247,643 248,583
Fannie Mae REMICS,
Series 2014-19, Class FA
(LIBOR USD 1-Month plus 0.40%)
0.55% 11/25/39
2
56,128 56,148
Fannie Mae REMICS,
Series 2018-79, Class FA
(LIBOR USD 1-Month plus 0.25%)
0.40% 11/25/48
2
82,458 82,430
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.65% 01/25/50
2
189,579 191,220

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
8 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2020-10, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.65% 03/25/50
2
$ 773,589 $ 779,343
Freddie Mac Gold Pool C90474
7.00% 08/01/21 1,287 1,295
Freddie Mac REMICS,
Series 1526, Class L
6.50% 06/15/23 770 811
Freddie Mac REMICS,
Series 2368, Class AF
(LIBOR USD 1-Month plus 0.95%)
1.11% 10/15/31
2
62,851 64,009
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
0.76% 10/15/33
2
559,847 567,941
Freddie Mac REMICS,
Series 2990, Class LE
(LIBOR USD 1-Month plus 0.32%)
0.48% 10/15/34
2
227,234 227,563
Freddie Mac REMICS,
Series 3066, Class PF
(LIBOR USD 1-Month plus 0.30%)
0.46% 04/15/35
2
120,822 120,871
Freddie Mac REMICS,
Series 3085, Class FW
(LIBOR USD 1-Month plus 0.70%)
0.86% 08/15/35
2
363,819 369,485
Freddie Mac REMICS,
Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
0.46% 08/15/35
2
338,593 340,255
Freddie Mac REMICS,
Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
0.46% 08/15/35
2
68,019 68,352
Freddie Mac REMICS,
Series 3652, Class PF
(LIBOR USD 1-Month plus 0.75%)
0.91% 07/15/32
2
10,918 10,930
Freddie Mac REMICS,
Series 3767, Class JF
(LIBOR USD 1-Month plus 0.30%)
0.46% 02/15/39
2
65,519 65,573
Freddie Mac REMICS,
Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
0.56% 11/15/40
2
58,510 58,224
Freddie Mac REMICS,
Series 3806, Class DF
(LIBOR USD 1-Month plus 0.40%)
0.56% 08/15/25
2
34,772 34,795
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3845, Class FQ
(LIBOR USD 1-Month plus 0.25%)
0.41% 02/15/26
2
$ 105,173 $ 105,225
Freddie Mac REMICS,
Series 3879, Class MF
(LIBOR USD 1-Month plus 0.35%)
0.51% 09/15/38
2
115,909 116,084
Freddie Mac REMICS,
Series 3895, Class BF
(LIBOR USD 1-Month plus 0.50%)
0.66% 07/15/41
2
227,324 230,602
Freddie Mac REMICS,
Series 3907, Class FM
(LIBOR USD 1-Month plus 0.35%)
0.51% 05/15/26
2
68,013 68,223
Freddie Mac REMICS,
Series 3940, Class PF
(LIBOR USD 1-Month plus 0.35%)
0.51% 05/15/40
2
302,172 302,526
Freddie Mac REMICS,
Series 3946, Class FD
(LIBOR USD 1-Month plus 0.35%)
0.51% 04/15/41
2
311,115 311,798
Freddie Mac REMICS,
Series 3946, Class FG
(LIBOR USD 1-Month plus 0.35%)
0.51% 10/15/39
2
153,512 153,750
Freddie Mac REMICS,
Series 4097, Class TF
(LIBOR USD 1-Month plus 0.40%)
0.56% 05/15/39
2
65,947 66,060
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
0.66% 06/15/42
2
301,163 303,536
Ginnie Mae (TBA)
2.00% 01/20/51 4,800,000 5,017,986
2.50% 01/20/51 16,650,000 17,625,586
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
3.13% 10/20/31
2
7,015 7,318
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.88% 06/20/32
2
88,441 92,492
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.25% 07/20/32
2
9,090 9,496
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.88% 04/20/33
2
63,152 64,872

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 9
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 8339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
3.13% 12/20/23
2
$ 6,681 $ 6,803
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.25% 08/20/25
2
15,523 16,048
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.25% 08/20/42
2
64,330 67,225
Ginnie Mae,
Series 2002-72, Class FB
(LIBOR USD 1-Month plus 0.40%)
0.55% 10/20/32
2
97,433 97,999
Ginnie Mae,
Series 2002-72, Class FC
(LIBOR USD 1-Month plus 0.40%)
0.55% 10/20/32
2
143,725 144,559
Ginnie Mae,
Series 2003-42, Class FA
(LIBOR USD 1-Month plus 0.40%)
0.55% 07/16/31
2
525,604 525,644
Ginnie Mae,
Series 2004-2, Class FW
(LIBOR USD 1-Month plus 1.40%)
1.55% 01/16/34
2
464,206 472,971
Ginnie Mae,
Series 2009-92, Class FC
(LIBOR USD 1-Month plus 0.80%)
0.95% 10/16/39
2
111,985 114,405
Ginnie Mae,
Series 2010-19, Class FD
(LIBOR USD 1-Month plus 0.45%)
0.60% 07/16/39
2
45,840 46,136
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)
0.60% 06/16/37
2
1,586,438 20,698
UMBS (TBA)
2.00% 01/01/51 2,375,000 2,468,145
2.00% 02/01/51 1,075,000 1,115,438
2.50% 01/01/51 800,000 843,375
2.50% 02/01/51 1,600,000 1,684,063
39,010,911
Total Mortgage-Backed
(Cost $76,804,176) 77,083,858
MUNICIPAL BONDS — 0.67%*
Colorado — 0.37%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 965,000 968,741
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Florida — 0.30%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
2.32% 10/01/22 $ 755,000 $ 776,380
Total Municipal Bonds
(Cost $1,741,534) 1,745,121
U.S. TREASURY SECURITIES — 7.94%
U.S. Treasury Notes — 7.94%
U.S. Treasury Floating Rate Notes
(US Treasury Bill Yield 3-Month plus 0.06%)
0.15% 10/31/22
2
7,500,000 7,499,982
(US Treasury Bill Yield 3-Month plus 0.22%)
0.31% 07/31/21
2
10,100,000 10,114,106
U.S. Treasury Notes
1.13% 09/30/21 3,000,000 3,022,969
Total U.S. Treasury Securities
(Cost $20,611,539) 20,637,057
Total Bonds — 66.42%
(Cost $171,891,958)
172,565,462
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 40.27%
Commercial Paper — 0.06%
Ford Motor Credit Co. LLC
2.88%
7
01/08/21
1
150,000 149,969
Foreign Government Obligations — 13.26%
Japan Treasury Discount Bill,
Series 895
(Japan)
0.00%
7
03/22/21
3
1,300,000,000 12,594,141
Japan Treasury Discount Bill,
Series 956
(Japan)
0.00%
7
03/15/21
3
260,000,000 2,518,778
Japan Treasury Discount Bill,
Series 958
(Japan)
0.00%
7
03/22/21
3
1,995,000,000 19,327,221
34,440,140
Money Market Funds — 0.01%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
8
20,589 20,589
U.S. Agency Discount Notes — 3.85%
Federal Home Loan Bank
0.07%
7
02/04/21 10,000,000 9,999,397
U.S. Treasury Bills — 23.09%
U.S. Treasury Bills
0.09%
7
01/28/21 9,000,000 8,999,610
0.08%

02/02/21 10,000,000 9,999,460

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
10 / December 2020
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.12%
7
02/04/21 $ 3,000,000 $ 2,999,826
0.10%
7
02/16/21 18,000,000 17,998,710
0.10%
7
04/01/21 20,000,000 19,996,254
59,993,860
Total Short-Term Investments
(Cost $104,416,021) 104,603,955
Total Investments - 106.69%
(Cost $276,307,979) 277,169,417
Liabilities in Excess of Other Assets - (6.69)% (17,371,150)
Net Assets - 100.00% $ 259,798,267
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2020.
3
U.S. dollar-denominated security issued by foreign-domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $20,929, which is 0.01% of total net assets.
7
Represents annualized yield at date of purchase.
8
Represents the current yield as of December 31, 2020.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(GMTN): Global Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 2,498,330 JPY 260,000,000 Goldman Sachs International 03/15/21 $ (22,036)
USD 22,231,730 JPY 2,300,000,000 Citigroup Global Markets, Inc. 03/22/21 (65,750)
USD 9,573,613 JPY 995,000,000 Goldman Sachs International 03/22/21 (72,471)
NET UNREALIZED DEPRECIATION $ (160,257)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Two Year Note 140 03/31/21 $ (30,936,719) $ (10,768) $ (10,768)
U.S. Treasury Five Year Note 24 03/31/21 (3,027,938) (4,853) (4,853)
TOTAL FUTURES CONTRACTS $ (33,964,657) $ (15,621) $ (15,621)

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 11
priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the
Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the
Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its
NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
12 / December 2020
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31,
2020 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2020 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
ULTRA SHORT BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Commercial Paper $ — $ 149,969 $ — $ 149,969
Foreign Government Obligations — 34,440,140 — 34,440,140
Money Market Funds 20,589 — — 20,589
U.S. Agency Discount Notes — 9,999,397 — 9,999,397
U.S. Treasury Bills 59,993,860 — — 59,993,860
Long-Term Investments:
Asset-Backed Securities — 18,204,230 — 18,204,230
Bank Loans — 1,248,290 — 1,248,290
Corporates — 53,646,906 — 53,646,906
Mortgage-Backed — 77,062,929 20,929 77,083,858
Municipal Bonds — 1,745,121 — 1,745,121
U.S. Treasury Securities 20,637,057 — — 20,637,057
Other Financial Instruments
*
Liabilities:
Foreign currency exchange contracts — (160,257) — (160,257)
Interest rate contracts (15,621) — — (15,621)
Total $ 80,635,885 $ 196,336,725 $ 20,929 $ 276,993,539
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.
ULTRA SHORT
BOND FUND
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2020 $ 24,861
Accrued discounts/premiums (4,458)
Realized gain/(loss) —
Change in unrealized appreciation* 526
Purchases —
Sales —
Transfers into Level 3** —
Transfers out of Level 3** —
Balance as of
December 31, 2020
$ 20,929
*The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2020 was $526 and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2020.

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 13
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2020 are as follows:
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
ULTRA SHORT BOND FUND
FAIR VALUE
AT 12/31/20 VALUATION TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Mortgage-Backed Securities-Non Agency $20,929 Third-party Vendor Vendor Prices $1.44 $1.44